Discontinued Operations	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Note 3 — DISCONTINUED OPERATIONS
On July 19, 2017, PolyOne divested its Designed Structures and Solutions segment (DSS) to an affiliate of Arsenal Capital Partners (Arsenal) for $115.0 million cash. The sale resulted in the recognition of an after-tax loss of $229.0 million that was primarily recognized during the second quarter of 2017.
The following table summarizes the discontinued operations associated with DSS for the years ended December 31, 2018, 2017 and 2016, which is reflected within the Income (loss) from discontinued operations, net of income taxes line of the Consolidated Statements of Income (Loss):

(In millions)	2018	2017	2016
Sales	$—	$222.1	$401.2

Loss on sale	$(1.8)	$(295.6)	$—
Loss from operations	—	(8.6)	(4.3)
Loss before taxes	(1.8)	(304.2)	(4.3)
Income tax benefit	0.5	73.0	3.1
Loss from discontinued operations, net of taxes	$(1.3)	$(231.2)	$(1.2)

On October 25, 2019, PolyOne divested its Performance Products and Solutions segment (PP&S) to SK Echo Group S.à r.l. for $775.0 million cash, subject to a working capital adjustment.
The following table summarizes the discontinued operations associated with PP&S for the years ended December 31, 2018, 2017 and 2016, which is reflected within the Income (loss) from discontinued operations, net of income taxes line of the Consolidated Statements of Income (Loss):

(In millions)	2018	2017	2016
Sales	$652.4	$639.6	$589.2
Cost of sales	532.3	517.1	469.0
Selling and administrative expense	24.7	22.1	23.2
Pretax income of discontinued operations	95.4	100.4	97.0
Income tax expense	(22.0)	(37.9)	(32.1)
Income from discontinued operations, net of taxes	$73.4	$62.5	$64.9

The following table summarizes the major classes of assets and liabilities of PP&S that were classified as held for sale in the consolidated balance sheets as of December 31, 2018 and December 31, 2017:

	Year Ended December 31,
(In millions)	2018	2017
Assets:
Current assets:
Accounts receivable, net	$66.2	$66.2
Inventories, net	60.1	63.5
Other current assets	3.4	5.0
Total current assets	129.7	134.7
Non-current assets:
Property, net	110.9	107.4
Goodwill	11.2	11.2
Other non-current assets	2.4	2.7
Total non-current assets	124.5	121.3

Total assets held for sale	$254.2	$256.0

Liabilities
Current liabilities:
Accounts payable	94.0	92.6
Other current liabilities	10.5	14.3
Total current liabilities	104.5	106.9
Total non-current liabilities	3.3	3.6

Total liabilities held for sale	$107.8	$110.5

The following table presents the depreciation, amortization, and capital expenditures of our discontinued operations for the twelve months ended December 31, 2018, 2017, and 2016. There were no other significant operating or investing non-cash items for the twelve months ended December 31, 2018, 2017, and 2016.

	Year Ended December 31,
(In millions)	2018	2017	2016
Depreciation and amortization	$15.9	$30.1	$40.8
Capital Expenditures	19.5	25.2	31.0